SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Change in accounts receivable					$ 8,900,000
Share-based expense	$ 0	$ 0	$ 0	$ 0	254,000	$ 351,000
Net operating loss carry forwards	10,689,228		10,689,228		258,000
Cash and cash equivalents	40,389		40,389		$ 95,815	$ 588
Depreciation expense	$ 34,084	$ 0	$ 62,706	$ 0